Operating Leases - Summary of Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Operating lease cost	¥ 39,333	¥ 114,168	¥ 72,020
Lease cost for leases with terms less than one year	990	36,110	26,684
Total lease cost	¥ 40,323	¥ 150,278	¥ 98,704